Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

KRUZ	Unusual Whales Subversive Republican Trading ETF (the “Fund”)

Listed on Cboe BZX Exchange, Inc.

March 18, 2025

Supplement to the

Summary Prospectus, Prospectus, and Statement of Additional Information (SAI),

each dated January 28, 2025

The Board of Trustees of Tidal ETF Trust has approved a change to the Fund’s ticker symbol. Effective March 21, 2025, the Fund’s ticker symbol will be changed from KRUZ to GOP. Accordingly, as of March 21, 2025, all references to the Fund’s ticker symbol in the Summary Prospectus, Prospectus, and SAI are hereby amended to reflect the Fund’s new ticker symbol, GOP.

Please retain this Supplement for future reference.

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